Business Combinations (Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jul. 31, 2019	Mar. 19, 2019	Nov. 05, 2018
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill	$ 28.3		$ 28.3	$ 43.2
Goodwill impairment charge	1.2	$ 45.8	47.0	0.0	$ 0.0
Intangible assets impairment			0.0
Motley
Business Combination, Separately Recognized Transactions [Line Items]
Accounts receivable-trade						$ 23.2
Other current and non-current assets						9.4
Property and equipment						56.3
Goodwill						43.5		$ 43.5
Identified intangibles						28.3
Accounts payable						(6.0)
Accrued liabilities						(5.7)
Total consideration paid						$ 149.0
Pro forma
Revenues				593.2	389.9
Net (loss) earnings				$ 19.3	$ (43.5)
(Loss) earnings per diluted share				$ 0.95	$ (2.16)
Tecton and Red Bone
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill							$ 31.8
Identified intangibles							$ 19.4
Pro forma
Revenues			551.7	$ 566.2
Net (loss) earnings			$ (95.9)	$ 19.9
(Loss) earnings per diluted share			$ (4.30)	$ 0.89
Tecton
Business Combination, Separately Recognized Transactions [Line Items]
Accounts receivable-trade	2.1		$ 2.1
Other current and non-current assets	0.2		0.2
Property and equipment	2.8		2.8
Goodwill	15.0		15.0
Identified intangibles	6.2		6.2
Accounts payable	(0.7)		(0.7)
Accrued liabilities	(1.4)		(1.4)
Other current and non-current liabilities	(1.6)		(1.6)
Total consideration paid	22.6		22.6
Pro forma
Revenues included in the Company's results			21.8
Red Bone
Business Combination, Separately Recognized Transactions [Line Items]
Accounts receivable-trade	7.2		7.2
Inventories	2.7		2.7
Property and equipment	23.6		23.6
Goodwill	16.8		16.8
Identified intangibles	13.2		13.2
Accounts payable	(3.3)		(3.3)
Accrued liabilities	(0.9)		(0.9)
Other current and non-current liabilities	(7.3)		(7.3)
Total consideration paid	$ 52.0		$ 52.0